Contingent liabilities and commitments	6 Months Ended
Jun. 30, 2022
Contingent liabilities and commitments
Contingent liabilities and commitments

14. Contingent liabilities and commitments

The amounts shown in the table below are intended only to provide an indication of the volume of business outstanding at 30 June 2022. Although NatWest Group is exposed to credit risk in the event of a customer’s failure to meet its obligations, the amounts shown do not, and are not intended to, provide any indication of NatWest Group’s expectation of future losses.

	30 June	31 December
	2022	2021
	£m	£m
Guarantees	2,436	2,055
Other contingent liabilities	1,863	2,004
Standby facilities, credit lines and other commitments	129,293	121,308
Contingent liabilities and commitments	133,592	125,367

Commitments and contingent obligations are subject to NatWest Group's normal credit approval processes.